Trust preferred securities - Trust preferred securities - Additional Information (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Sep. 30, 2018
Debt Disclosure
Trust Preferred Securities Subject To Phase Out Provision Of Dodd Frank Act	$ 374	$ 374
BanPonce Trust I | Popular North America Inc
Debt Disclosure
Capital securities			$ 53
Subordinated notes			$ 55